MERRILL LYNCH
                                                              S&P 500
                                                              INDEX FUND

                                                              Merrill Lynch
                                                              Index Funds, Inc.

                                [GRAPHIC OMITTED]

                                                     STRATEGIC
                                                              Performance

                                                              Semi-Annual Report
                                                              June 30, 1998

Merrill Lynch S&P 500 Index Fund

Officers and
Directors

Terry K. Glenn, President and Director
Jack B. Sunderland, Director
Stephen B. Swensrud, Director
J. Thomas Touchton, Director
Jay C. Harbeck, Senior Vice President
Norman R. Harvey, Senior Vice President
Jeffrey B. Hewson, Senior Vice President
Gregory Mark Maunz, Senior Vice President
Joseph T. Monagle Jr., Senior Vice President
Eric S. Mitofsky, Senior Vice President and
  Portfolio Manager
Donald C. Burke, Vice President
Gerald M. Richard, Treasurer
Ira P. Shapiro, Secretary

Custodian

Merrill Lynch Trust Company
800 Scudders Mill Road
Plainsboro, NJ 08536

Transfer Agent

Merrill Lynch Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863

                                 Merrill Lynch S&P 500 Index Fund, June 30, 1998

DEAR SHAREHOLDER

Concerns regarding the impact of the Asian financial and currency crises reemerged during the second quarter of 1998, but the unmanaged Standard & Poor's 500 Composite (S&P 500) Index still managed to provide investors with a respectable total return of +3.30% for this period. Combined with the explosive rally during the first three months of the year, in which the Index had a total return of +13.95%, the S&P 500 has produced an extraordinary total return of +17.71% for the first six months of 1998.

Uncertainty regarding the ultimate impact of the turmoil in Asia on earnings of US corporations became most significant during the month of May, which was the Index's only negative month through the first half of 1998, and the first down month for the Index since October 1997. Such worries subsided again in June, as signs of a moderating US economy caused long-term bonds to rally into record breaking territory, with the yield on the 30-year US Treasury bond approaching the 5.50% level by the end of June. This catapulted the S&P 500 Index to a new all-time high of 1,138.49 just one day prior to the end of the second quarter. The Index finished the first half of the year at 1,133.84, 163 points above its 1997 year-end close of 970.43.

As has been the case consistently during the past several years, it was once again the largest stocks within the S&P 500 Index that powered its advance in the first half of 1998. This occurred despite the potential negative effects from Asia on the earnings of the huge multinational companies that dominate the Index. While these concerns led to a nearly 5% decline in the Index between mid-April and mid-June, the S&P 500 substantially outperformed both the unmanaged S&P Mid Cap Index and the unmanaged S&P Small Cap Index during the first half of 1998. In addition, the S&P 500 Index continued to fare better than the average diversified US stock fund, which, according to Lipper Analytical Services, posted a modest loss during the second quarter of 1998.

Portfolio Matters

Cash flow into Merrill Lynch S&P 500 Index Fund continued at a solid pace throughout the first half of 1998 and, combined with continuing advances in the equity market, net assets grew from $602.58 million at the end of 1997 to $1.01 billion as of June 30, 1998.

The Fund invests all of its assets in Merrill Lynch S&P 500 Index Series, which has the same investment objective as the Fund. The principal investments of the Series are a fully replicating portfolio of all 500 stocks in the Index, plus a long position in S&P 500 futures contracts, which are used to quickly convert most daily cash flows into the Series as equity exposure. At the end of June, the Series' equity portfolio was valued at $984.26 million, which represented more than 98% of the Series' net assets. In addition, the Series held a long position of 89 S&P 500 September 1998 futures contracts. As always, it is our goal to be 100% invested at all times.

The first half of 1998 was an active period regarding composition changes within the Index. As a result, the Series initiated positions in the following stocks during the first quarter of 1998: Lehman Brothers Holdings Inc., Consolidated Stores Corporation, The Summit Bancorporation, Northern Trust Corporation, Mercantile Bancorporation Inc., Sealed Air Corporation, Nextel Communications, Inc. and Associates First Capital Corporation. During the second quarter of 1998, the Series added the following equities to its portfolio, in response to Index composition changes: Gateway 2000, Inc., Franklin Resources, Inc., Ascend Communications, Inc., The Bear Stearns Companies Inc., Capital One Financial Corporation, The Dun & Bradstreet Corp., SLM Holding Corporation and Sempra Energy.

Performance Results

For the six months ended June 30, 1998, Merrill Lynch S&P 500 Index Fund's Class A and Class D Shares had total returns of +17.45% and +17.38%, respectively. The Fund's benchmark, the Standard & Poor's 500 Composite Index, had a total return of +17.71% during the same six-month period. (Fund results shown do not reflect sales charges, and would be lower if sales charges were included. For complete performance information, see page 4 of this report to shareholders.)

In Conclusion

We thank you for your continued investment in Merrill Lynch S&P 500 Index Fund, and we look forward to serving your investment needs in the months and years ahead.

Sincerely,


/s/ Terry K. Glenn

Terry K. Glenn
President


/s/ Eric S. Mitofsky

Eric S. Mitofsky
Senior Vice President and
Portfolio Manager

August 14, 1998


                                      2 & 3

                                 Merrill Lynch S&P 500 Index Fund, June 30, 1998

PERFORMANCE DATA

About Fund Performance

Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing(SM) System, which offers two pricing alternatives:

o Class A Shares do not incur a maximum initial sales charge (front-end load) or deferred sales charge and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

o Class D Shares do not incur a maximum initial sales charge or deferred sales charge and bear no ongoing distribution fee. In addition, Class D Shares are subject to an ongoing account maintenance fee of 0.25%.

None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Recent Performance Results

                                           12 Month         3 Month     Since Inception
                                         Total Return    Total Return    Total Return
=======================================================================================
ML S&P 500 Index Fund Class A Shares*       +29.75%         +3.22%          +53.63%
---------------------------------------------------------------------------------------
ML S&P 500 Index Fund Class D Shares*       +29.41          +3.15           +53.22
---------------------------------------------------------------------------------------
S&P 500 Index**                             +30.16          +3.30           +54.24
=======================================================================================

* Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in net asset value for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund's inception date is 4/03/97.

** This unmanaged broad-based Index is comprised of common stocks. Since inception total return is from 4/03/97 to 6/30/98.

Average Annual Total Return

                                                    % Return
================================================================
   Class A Shares
================================================================
   Year Ended 6/30/98                                 +29.75%
----------------------------------------------------------------
   Inception (4/03/97) through 6/30/98                +41.34
----------------------------------------------------------------

                                                    % Return
================================================================
   Class D Shares
================================================================
   Year Ended 6/30/98                                 +29.41%
----------------------------------------------------------------
   Inception (4/03/97) through 6/30/98                +41.03
----------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES

MERRILL LYNCH
S&P 500
INDEX FUND       As of June 30, 1998
================================================================================================================================
Assets:          Investment in Merrill Lynch S&P 500 Index Series, at value
                 (identified cost--$853,516,718) (Note 1a) .....................................                  $1,009,087,765
                 Receivable from administrator (Note 2) ........................................                             526
                 Deferred organization expenses (Note 1d) ......................................                          18,553
                 Prepaid registration fees and other assets (Note 1d) ..........................                          55,387
                                                                                                                  --------------
                 Total assets ..................................................................                   1,009,162,231
                                                                                                                  --------------
================================================================================================================================
Liabilities:     Payables:
                   Administrative fees (Note 2) ................................................    $    168,964
                   Distributor (Note 2) ........................................................          60,660         229,624
                                                                                                    ------------
                 Accrued expenses ..............................................................                         143,297
                                                                                                                  --------------
                 Total liabilities .............................................................                         372,921
                                                                                                                  --------------
================================================================================================================================
Net Assets:      Net assets ....................................................................                  $1,008,789,310
                                                                                                                  ==============
================================================================================================================================
Net Assets       Class A Shares of Common Stock, $0.0001 par value, 125,000,000
                   shares authorized ...........................................................                  $        4,860
Consist of:      Class D Shares of Common Stock, $0.0001 par value, 125,000,000
                   shares authorized ...........................................................                           1,986
                 Paid-in capital in excess of par ..............................................                     838,409,603
                 Undistributed investment income--net ..........................................                       5,010,972
                 Undistributed realized capital gains on investments from the Series--net ......                       9,790,842
                 Unrealized appreciation on investments from the Series--net ...................                     155,571,047
                                                                                                                  --------------
                 Net assets ....................................................................                  $1,008,789,310
                                                                                                                  ==============
================================================================================================================================
Net Asset        Class A--Based on net assets of $716,465,963 and 48,604,008 shares
                   outstanding ................................................................                   $        14.74
                                                                                                                  ==============
Value:           Class D--Based on net assets of $292,323,347 and 19,862,930 shares
                   outstanding ................................................................                   $        14.72
                                                                                                                  ==============
================================================================================================================================

                 See Notes to Financial Statements.


                                      4 & 5

                                 Merrill Lynch S&P 500 Index Fund, June 30, 1998

STATEMENT OF OPERATIONS

MERRILL LYNCH
S&P 500
INDEX FUND       For the Six Months Ended June 30, 1998
================================================================================================================================
Investment       Investment income allocated from the Series ..................................                    $   6,834,460
Income           Expenses allocated from the Series ...........................................                         (388,530)
(Note 1b):                                                                                                         -------------
                 Net investment income from the Series ........................................                        6,445,930
                                                                                                                   -------------
================================================================================================================================
Expenses:        Administration fee (Note 2) ..................................................     $    793,195
                 Account maintenance fee--Class D (Note 2) ....................................          273,841
                 Transfer agent fees (Note 2) .................................................          223,963
                 Registration fees (Note 1d) ..................................................           98,322
                 Printing and shareholder reports .............................................           73,646
                 Professional fees ............................................................            9,550
                 Amortization of organization expenses (Note 1d) ..............................            1,954
                 Accounting services (Note 2) .................................................              269
                 Other ........................................................................            4,591
                                                                                                    ------------
                 Total expenses before reimbursement ..........................................        1,479,331
                 Reimbursement of expenses (Note 2) ...........................................          (24,922)
                                                                                                    ------------
                 Total expenses after reimbursement ...........................................                        1,454,409
                                                                                                                   -------------
                 Investment income--net .......................................................                        4,991,521
                                                                                                                   -------------
================================================================================================================================
Realized &       Realized gain on investments from the Series--net ............................                        7,770,389
Unrealized       Change in unrealized appreciation on investments from the Series--net ........                      109,520,195
Gain from                                                                                                          -------------
the Series--     Net Increase in Net Assets Resulting from Operations .........................                    $ 122,282,105
Net:                                                                                                               =============
================================================================================================================================

                 See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

MERRILL LYNCH                                                                             For the Six      For the Period
S&P 500                                                                                   Months Ended   April 3, 1997+ to
INDEX FUND       Increase (Decrease) in Net Assets:                                      June 30, 1998   December 31, 1997
==========================================================================================================================
Operations:      Investment income--net ..............................................   $    4,991,521   $    4,878,634
                 Realized gain on investments from the Series--net ...................        7,770,389       20,857,038
                 Change in unrealized appreciation on investments from the
                   Series--net .......................................................      109,520,195       46,050,852
                                                                                         --------------   --------------
                 Net increase in net assets resulting from operations ................      122,282,105       71,786,524
                                                                                         --------------   --------------
==========================================================================================================================
Dividends &      Investment income--net
Distributions      Class A ...........................................................               --       (3,734,820)
to Shareholders    Class D ...........................................................               --       (1,124,363)
(Note 1e):       Realized gain on investments from the Series--net
                   Class A ...........................................................               --      (13,898,161)
                   Class D ...........................................................               --       (4,938,424)
                                                                                         --------------   --------------
                 Net decrease in net assets resulting from dividends
                   and distributions to shareholders .................................               --      (23,695,768)
                                                                                         --------------   --------------
==========================================================================================================================
Capital Share    Net increase in net assets derived from capital share transactions ..      283,924,519      554,466,930
Transactions                                                                             --------------   --------------
(Note 4):
==========================================================================================================================
Net Assets:      Total increase in net assets ........................................      406,206,624      602,557,686
                 Beginning of period .................................................      602,582,686           25,000
                                                                                         --------------   --------------
                 End of period* ......................................................   $1,008,789,310   $  602,582,686
                                                                                         ==============   ==============
==========================================================================================================================
                 * Undistributed investment income--net                                  $    5,010,972   $       19,451
                                                                                         ==============   ==============
==========================================================================================================================

                 + Commencement of operations.

                 See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

                                                                         Class A                              Class D
                 The following per share data and ratios     --------------------------------     --------------------------------
                 have been derived from information           For the Six      For the Period      For the Six     For the Period
MERRILL LYNCH    provided in the financial statements.       Months Ended    April 3, 1997+ to    Months Ended   April 3, 1997+ to
S&P 500                                                         June 30,        December 31,         June 30,       December 31,
INDEX FUND       Increase (Decrease) in Net Asset Value:         1998              1997               1998              1997
===================================================================================================================================
Per Share        Net asset value, beginning of period ...      $   12.55         $   10.00          $   12.54         $   10.00
Operating                                                      ---------         ---------          ---------         ---------
Performance:     Investment income--net .................            .08               .11                .05               .11
                 Realized and unrealized gain on
                   investments from the Series--net .....           2.11              2.97               2.13              2.95
                                                               ---------         ---------          ---------         ---------
                 Total from investment operations .......           2.19              3.08               2.18              3.06
                                                               ---------         ---------          ---------         ---------
                 Less dividends and distributions:
                   Investment income--net ...............             --              (.11)                --              (.10)
                   Realized gain on investments
                    from the Series--net ................             --              (.42)                --              (.42)
                                                               ---------         ---------          ---------         ---------
                 Total dividends and distributions ......             --              (.53)                --              (.52)
                                                               ---------         ---------          ---------         ---------
                 Net asset value, end of period .........      $   14.74         $   12.55          $   14.72         $   12.54
                                                               =========         =========          =========         =========
===================================================================================================================================
Total            Based on net asset value per share .....          17.45%+++         30.80%+++          17.38%+++         30.53%+++
Investment                                                     =========         =========          =========         =========
Return:
===================================================================================================================================
Ratios to        Expenses, net of reimbursement++ .......            .40%*             .40%*              .65%*             .65%*
Average                                                        =========         =========          =========         =========
Net Assets:      Expenses++ .............................            .40%*             .57%*              .65%*             .82%*
                                                               =========         =========          =========         =========
                 Investment income--net .................           1.33%*            1.71%*             1.08%*            1.47%*
                                                               =========         =========          =========         =========
===================================================================================================================================
Supplemental     Net assets, end of period (in thousands)      $ 716,466         $ 445,016          $ 292,323         $ 157,567
Data:                                                          =========         =========          =========         =========
===================================================================================================================================

                  +  Commencement of operations.
                 ++ Includes the Fund's share of the Series' allocated expenses.
                 +++ Aggregate total investment return.
                  *  Annualized.

                 See Notes to Financial Statements.


                                      6 & 7

                                 Merrill Lynch S&P 500 Index Fund, June 30, 1998

NOTES TO FINANCIAL STATEMENTS

MERRILL LYNCH
S&P 500
INDEX FUND

1. Significant Accounting Policies:

Merrill Lynch S&P 500 Index Fund (the "Fund") is part of Merrill Lynch Index Funds, Inc. The Fund is registered under the Investment Company Act of 1940 as a non-diversified mutual fund. These unaudited financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The Fund seeks to achieve its investment objective by investing all of its assets in the Merrill Lynch S&P 500 Index Series (the "Series") of the Merrill Lynch Index Trust, which has the same investment objective as the Fund. The value of the Fund's investment in the Series reflects the Fund's proportionate interest in the net assets of the Series. The performance of the Fund is directly affected by the performance of the Series. The financial statements of the Series, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund offers two classes of shares, Class A Shares and Class D Shares. Shares of Class A and Class D are sold without the imposition of a front-end or deferred sales charge. Both classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class D Shares bear certain expenses related to the account maintenance of such shares. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Valuation of securities is discussed in Note 1a of the Series' Notes to Financial Statements which is included elsewhere in this report.

(b) Income--The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Series, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no Federal income tax provision is required.

(d) Prepaid registration fees and deferred organization expenses--Prepaid registration fees are charged to expense as the related shares are issued. Deferred organization expenses are charged to expense on a straight-line basis over a period not exceeding five years.

(e) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

(f) Investment transactions--Investment transactions are accounted for on a trade date basis.

2. Transactions with Affiliates:

The Fund has entered into a Distribution Agreement and Distribution Plans with Merrill Lynch Funds Distributor ("MLFD" or "Distributor"), a division of Princeton Funds, Distributor, Inc. ("PFD"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc. Pursuant to the Distribution Plan adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance fees. The fees are accrued daily and paid monthly at the annual rate of 0.25% based upon the average daily net assets of Class D shares.

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Inc. ("MLPF&S"), a subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), also provides account maintenance services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class D shareholders.

The Fund has also entered into an Administrative Services Agreement with Merrill Lynch Asset Management, L.P. ("MLAM"). The general partner of MLAM is Princeton Services, Inc. ("PSI"), a wholly-owned subsidiary of ML & Co., which is the limited partner. The Fund pays a monthly fee at an annual rate of 0.20% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund. For the six months ended June 30, 1998, MLAM earned fees of $793,195, of which $24,922 was voluntarily waived.

Merrill Lynch Financial Data Services, Inc. ("MLFDS"), an indirect wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by MLAM at cost.

Certain officers and/or directors of the Fund are officers and/or directors of MLAM, PSI, PFD, MLFDS, and/or ML & Co.

3. Investments:

Increases and decreases in the Fund's investments in the Series for the six months ended June 30, 1998 were $317,873,830 and $35,322,949, respectively.

4. Capital Share Transactions:

Net increase in net assets derived from capital share transactions was $283,924,519 and $554,466,930 for the six months ended June 30, 1998 and the period April 3, 1997 to December 31, 1997, respectively.

Transactions in capital shares for each class were as follows:

-------------------------------------------------------------------------------
Class A Shares for the Six Months                                     Dollar
Ended June 30, 1998                                  Shares           Amount
-------------------------------------------------------------------------------
Shares sold .................................     21,883,059       $300,709,743
Shares redeemed .............................     (8,752,293)      (118,435,758)
                                                  ----------       ------------
Net increase ................................     13,130,766       $182,273,985
                                                  ==========       ============
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class A Shares for the Period                                         Dollar
April 3, 1997+ to December 31, 1997                  Shares           Amount
-------------------------------------------------------------------------------
Shares sold .................................     37,854,298       $438,112,086
Shares issued to shareholders
in reinvestment of dividends
and distributions ...........................      1,361,172         17,164,377
                                                  ----------       ------------
Total issued ................................     39,215,470        455,276,463
Shares redeemed .............................     (3,743,478)       (45,298,859)
                                                  ----------       ------------
Net increase ................................     35,471,992       $409,977,604
                                                  ==========       ============
-------------------------------------------------------------------------------
+ Prior to April 3, 1997 (commencement of operations), the Fund issued 1,250 shares to MLAM for $12,500.

-------------------------------------------------------------------------------
Class D Shares for the Six Months                                     Dollar
Ended June 30, 1998                                  Shares           Amount
-------------------------------------------------------------------------------
Shares sold .................................     11,148,022       $154,178,232
Shares redeemed .............................     (3,850,195)       (52,527,698)
                                                  ----------       ------------
Net increase ................................      7,297,827       $101,650,534
                                                  ==========       ============
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class D Shares for the Period                                         Dollar
April 3, 1997+ to December 31, 1997                  Shares           Amount
-------------------------------------------------------------------------------
Shares sold .................................     16,128,798       $187,590,003
Shares issued to shareholders
in reinvestment of dividends
and distributions ...........................        366,327          4,615,723
                                                  ----------       ------------
Total issued ................................     16,495,125        192,205,726
Shares redeemed .............................     (3,931,272)       (47,716,400)
                                                  ----------       ------------
Net increase ................................     12,563,853       $144,489,326
                                                  ==========       ============
-------------------------------------------------------------------------------
+ Prior to April 3, 1997 (commencement of operations), the Fund issued 1,250 shares to MLAM for $12,500.


                                      8 & 9

                                 Merrill Lynch S&P 500 Index Fund, June 30, 1998

SCHEDULE OF INVESTMENTS

Merrill Lynch S&P 500 Index Series
--------------------------------------------------------------------------------------------------
                                                                           Shares        Value
                 Issue                                                      Held       (Note 1a)
==================================================================================================
Common           + 3Com Corporation ..............................         38,975   $   1,196,045
Stocks             ALLTEL Corporation ............................         29,976       1,393,884
                 + ALZA Corporation ..............................          9,471         409,621
                   AMP Inc. ......................................         24,073         827,509
                 + AMR Corporation ...............................         19,948       1,660,671
                   ASARCO Inc. ...................................          4,347          96,721
                   AT&T Corp. ....................................        178,006      10,168,593
                   Abbott Laboratories ...........................        169,170       6,914,824
                   Adobe Systems Inc. ............................          7,302         309,879
                 + Advanced Micro Devices, Inc. ..................         15,712         268,086
                   Aeroquip-Vickers Inc. .........................          3,065         178,919
                   Aetna, Inc. ...................................         15,943       1,213,661
                   Ahmanson (H.F.) & Company .....................         11,978         850,438
                   Air Products & Chemicals, Inc. ................         25,670       1,026,800
                 + AirTouch Communications, Inc. .................         62,735       3,666,077
                   Alberto-Culver Company (Class B) ..............          6,224         180,496
                   Albertson's, Inc. .............................         26,941       1,395,881
                   Alcan Aluminium Ltd. ..........................         24,892         687,642
                   Allegheny Teledyne, Inc. ......................         21,549         492,933
                   Allergan, Inc. ................................          7,204         334,086
                   AlliedSignal, Inc. ............................         61,957       2,749,342
                   Allstate Corporation ..........................         46,010       4,212,791
                   Aluminum Company of America ...................         18,455       1,216,877
                   Amerada Hess Corporation ......................         10,029         544,700
                   Ameren Corp. ..................................         14,995         596,051
                   American Electric Power Company, Inc. .........         20,870         946,976
                   American Express Company ......................         50,540       5,761,560
                   American General Corporation ..................         27,804       1,979,297
                   American Greetings Corporation
                     (Class A) ...................................          7,975         406,227
                   American Home Products Corp. ..................        143,857       7,444,600
                   American International Group, Inc. ............         76,677      11,194,842
                   American Stores Company .......................         29,945         724,295
                   Ameritech Corporation .........................        120,610       5,412,374
                 + Amgen Inc. ....................................         27,845       1,820,367
                   Amoco Corporation .............................        105,171       4,377,743
                   Anadarko Petroleum Corporation ................          6,577         441,892
                 + Andrew Corporation ............................          9,695         175,116
                   Anheuser-Busch Companies, Inc. ................         53,256       2,513,018
                   Aon Corporation ...............................         18,483       1,298,431
                   Apache Corporation ............................         10,806         340,389
                 + Apple Computer, Inc. ..........................         14,546         417,288
                 + Applied Materials, Inc. .......................         40,106       1,183,127
                   Archer-Daniels-Midland Company ................         62,529       1,211,499
                 + Armco Inc. ....................................         11,813          75,308
                   Armstrong World Industries, Inc. ..............          4,387         295,574
                 + Ascend Communications, Inc. ...................         21,107       1,046,116
                   Ashland Inc. ..................................          8,325         429,778
                   Associates First Capital Corporation
                     (Class A) ...................................         37,934       2,916,176
                   Atlantic Richfield Company ....................         35,143       2,745,547
                   Autodesk, Inc. ................................          5,109         197,335
                   Automatic Data Processing, Inc. ...............         32,991       2,404,219
                 + AutoZone, Inc. ................................         16,720         533,995
                   Avery Dennison Corporation ....................         12,855         690,956
                   Avon Products, Inc. ...........................         14,463       1,120,883
                   BB&T Corporation ..............................         15,474       1,046,429
                   Baker Hughes, Inc. ............................         18,568         641,757
                   Ball Corporation ..............................          3,312         133,101
                   Baltimore Gas and Electric Company ............         16,206         503,399
                   Banc One Corporation ..........................         76,913       4,292,707
                   Bank of New York Co., Inc. (The) ..............         41,198       2,500,204
                   BankAmerica Corporation .......................         74,822       6,467,427
                   BankBoston Corporation ........................         32,188       1,790,458
                   Bankers Trust NY Corporation ..................         10,719       1,244,074
                   Bard (C.R.), Inc. .............................          6,234         237,282
                   Barrick Gold Corporation ......................         40,837         783,560
                   Battle Mountain Gold Company ..................         25,139         149,263
                   Bausch & Lomb Inc. ............................          6,055         303,507
                   Baxter International, Inc. ....................         30,800       1,657,425
                 + Bay Networks, Inc. ............................         24,318         784,256
                   Bear Stearns Companies Inc. (The) .............         12,660         718,455
                   Becton, Dickinson & Company ...................         13,491       1,047,239
                   Bell Atlantic Corp. ...........................        170,174       7,764,189
                   BellSouth Corporation .........................        108,511       7,283,801
                   Bemis Company, Inc. ...........................          5,850         239,119
                   Beneficial Corporation ........................          5,995         918,359
                   Bestfoods .....................................         31,649       1,837,620
                 + Bethlehem Steel Corporation ...................         14,061         174,884
                 + Biomet, Inc. ..................................         12,244         404,817
                   Black & Decker Corporation (The) ..............         10,379         633,119
                   Block (H & R), Inc. ...........................         11,502         484,522
                   Boeing Company (The) ..........................        110,732       4,934,495
                   Boise Cascade Corporation .....................          6,153         201,511
                 + Boston Scientific Corporation .................         21,293       1,525,111
                   Briggs & Statton Corporation ..................          2,643          98,947
                   Bristol-Myers Squibb Co. ......................        109,080      12,537,383
                 + Brown-Forman Corporation (Class B) ............          7,538         484,317
                   Browning-Ferris Industries, Inc. ..............         20,175         701,081
                   Brunswick Corporation .........................         10,924         270,369
                   Burlington Northern Santa Fe Corp. ............         17,271       1,695,796
                   Burlington Resources Inc. .....................         19,409         835,800
                   CBS Corporation ...............................         78,703       2,498,820
                   CIGNA Corporation .............................         23,602       1,628,538
                   CINergy Corp. .................................         17,290         605,150
                   COMPAQ Computer Corporation ...................        181,131       5,139,592
                   CSX Corporation ...............................         24,012       1,092,546
                   CVS Corporation ...............................         42,127       1,640,320
                 + Cabletron Systems, Inc. .......................         17,334         232,926
                   Campbell Soup Company .........................         49,771       2,644,084
                   Capital One Financial Corporation .............          7,200         894,150
                   Cardinal Health, Inc. .........................         12,111       1,135,406
                   Carolina Power & Light Company ................         16,586         719,418
                   Case Corporation ..............................          8,217         396,470
                   Caterpillar, Inc. .............................         40,179       2,124,465
                 + Cendant Corporation ...........................         93,292       1,947,471
                   Centex Corporation ............................          6,484         244,771
                   Central & South West Corporation ..............         23,221         624,064
                 + Ceridian Corporation ..........................          7,960         467,650
                   Champion International Corp. ..................         10,518         517,354
                   Chase Manhattan Corporation ...................         93,534       7,061,817
                   Chevron Corporation ...........................         71,681       5,954,003
                   Chrysler Corporation ..........................         70,743       3,988,137
                   Chubb Corporation .............................         18,421       1,480,588
                   Cincinnati Financial Corporation ..............         18,275         701,303
                   Cincinnati Milacron Inc. ......................          4,356         105,905
                   Circuit City Stores--Circuit City Group .......         10,802         506,344
                 + Cisco Systems, Inc. ...........................        112,115      10,321,587
                   Citicorp ......................................         49,485       7,385,636
                 + Clear Channel Communications, Inc. ............         13,585       1,482,463
                   Clorox Company ................................         11,385       1,085,844
                   Coastal Corporation (The) .....................         11,595         809,476
                   Coca-Cola Company (The) .......................        270,630      23,138,865
                 + Cognizant Corporation .........................         17,848       1,124,424
                   Colgate-Palmolive Company .....................         32,453       2,855,864
                   Columbia Gas System, Inc. (The) ...............          9,128         507,745
                   Columbia/HCA Healthcare Corp. .................         70,528       2,054,128
                   Comcast Corporation (Class A) .................         40,415       1,640,596
                   Comerica, Inc. ................................         17,164       1,137,115
                   Computer Associates International, Inc. .......         59,806       3,322,971
                 + Computer Sciences Corporation .................         17,086       1,093,504
                   ConAgra, Inc. .................................         52,651       1,668,379
                   Conseco, Inc. .................................         20,488         957,814
                   Consolidated Edison Company of
                     New York, Inc. ..............................         25,809       1,188,827
                   Consolidated Natural Gas Company ..............         10,500         618,188
                 + Consolidated Stores Corporation ...............         11,804         427,895
                   Cooper Industries, Inc. .......................         13,241         727,427
                   Cooper Tire & Rubber Company ..................          8,623         177,849
                   Coors (Adolph) Company (Class B) ..............          3,975         135,150
                   Corning, Inc. .................................         25,435         883,866
                 + Costco Companies, Inc. ........................         23,635       1,490,482
                   Countrywide Credit Industries, Inc. ...........         11,892         603,519
                   Crane Co. .....................................          5,010         243,298
                   Crown Cork & Seal Company, Inc. ...............         13,637         647,758
                   Cummins Engine Co., Inc. ......................          4,178         214,123
                   Cyprus Amax Minerals Co. ......................         10,264         135,998
                 + DSC Communications Corporation ................         13,017         390,510
                   DTE Energy Company ............................         15,858         640,267
                   Dana Corporation ..............................         11,597         620,440
                   Darden Restaurants, Inc. ......................         15,645         248,364
                 + Data General Corporation ......................          5,386          80,453
                   Dayton Hudson Corp. ...........................         47,889       2,322,617
                   Deere & Company ...............................         27,187       1,437,513
                 + Dell Computer Corporation .....................         70,580       6,550,706
                   Delta Air Lines, Inc. .........................          8,301       1,072,904
                   Deluxe Corp. ..................................          8,901         318,767
                   Dillard's Inc. (Class A) ......................         11,798         488,880
                   Disney (Walt) Company (The) ...................         74,715       7,849,745
                   Dominion Resources, Inc. ......................         21,439         873,639
                   Donnelley (R.R.) & Sons Co. ...................         15,552         711,504
                   Dover Corporation .............................         24,438         837,002
                   Dow Chemical Company, Inc. ....................         24,673       2,385,571
                   Dow Jones & Company (The) .....................         10,209         569,152
                   Dresser Industries, Inc. ......................         19,205         846,220
                   du Pont (E.I.) de Nemours & Company ...........        123,679       9,229,545
                   Duke Energy Corporation .......................         39,500       2,340,375
                 + Dun & Bradstreet Corp. (The) ..................         18,814         679,656
                   EG & G, Inc. ..................................          4,987         149,610
                 + EMC Corporation ...............................         54,542       2,444,163
                   Eastern Enterprises ...........................          2,221          95,225
                   Eastman Chemical Company ......................          8,671         539,770
                   Eastman Kodak Company .........................         35,365       2,583,855
                   Eaton Corporation .............................          7,851         610,415
                   Echlin Inc. ...................................          6,970         341,966
                   Ecolab Inc. ...................................         14,131         438,061
                   Edison International ..........................         39,699       1,173,602
                   Emerson Electric Co. ..........................         48,519       2,929,335
                   Engelhard Corporation .........................         15,808         320,112
                   Enron Corp. ...................................         35,988       1,945,601
                   Entergy Corporation ...........................         27,004         776,365
                   Equifax Inc. ..................................         16,208         588,553
                   Exxon Corporation++ ...........................        268,159      19,123,089
                 + FDX Corp. .....................................         16,077       1,008,832
                 + FMC Corporation ...............................          3,821         260,544
                   FPL Group, Inc. ...............................         19,935       1,255,905


                                     10 & 11

                                 Merrill Lynch S&P 500 Index Fund, June 30, 1998

Merrill Lynch S&P 500 Index Series (continued)
--------------------------------------------------------------------------------------------------
                                                                           Shares        Value
                 Issue                                                      Held       (Note 1a)
==================================================================================================
Common             Federal Home Loan Mortgage
Stocks               Corporation .................................         74,373   $   3,500,179
(continued)        Federal National Mortgage Association .........        113,640       6,903,630
                 + Federated Department Stores, Inc. .............         23,081       1,242,046
                   Fifth Third BanCorp ...........................         28,765       1,812,195
                   First Chicago NBD Corporation .................         31,475       2,789,472
                   First Data Corporation ........................         48,932       1,630,047
                   First Union Corporation .......................        106,204       6,186,383
                   FirstEnergy Corp. .............................         25,231         775,853
                   Fleet Financial Group, Inc. ...................         31,144       2,600,524
                   Fleetwood Enterprises, Inc. ...................          3,996         159,840
                   Fluor Corporation .............................          8,995         458,745
                   Ford Motor Company ............................        132,939       7,843,401
                   Fort James Corporation ........................         24,156       1,074,942
                   Fortune Brands Inc. ...........................         18,956         728,621
                   Foster Wheeler Corporation ....................          4,443          95,247
                   Franklin Resources, Inc. ......................         27,680       1,494,720
                   Freeport-McMoRan Copper & Gold, Inc.
                     (Class B) ...................................         19,826         301,107
                   Frontier Corporation ..........................         18,764         591,066
                 + Fruit of the Loom, Inc. (Class A) .............          7,884         261,650
                   GPU, Inc. .....................................         14,015         529,942
                   GTE Corporation ...............................        105,495       5,868,159
                   Gannett Co., Inc. .............................         31,172       2,215,160
                   Gap, Inc. (The) ...............................         43,086       2,655,175
                 + Gateway 2000, Inc. ............................         17,053         863,308
                   General Dynamics Corporation ..................         13,851         644,072
                   General Electric Company ......................        357,067      32,493,097
                 + General Instrument Corp. ......................         16,454         447,343
                   General Mills, Inc. ...........................         17,314       1,183,845
                   General Motors Corporation ....................         73,252       4,894,149
                   General Re Corporation ........................          8,385       2,125,598
                   General Signal Corporation ....................          4,788         172,368
                   Genuine Parts Company .........................         19,616         677,978
                   Georgia-Pacific Corporation ...................         10,061         592,970
                   Giant Food Inc. (Class A) .....................          6,575         283,136
                   Gillette Company (The) ........................        123,122       6,979,478
                   Golden West Financial Corporation .............          6,239         663,284
                   Goodrich (B.F.) Company (The) .................          7,991         396,553
                   Goodyear Tire & Rubber Co. (The) ..............         17,233       1,110,451
                 + Grace (W.R.) & Co. ............................          8,318         141,926
                   Grainger (W.W.), Inc. .........................         10,712         533,592
                   Great Atlantic & Pacific Tea Co., Inc. ........          4,178         138,135
                   Great Lakes Chemical Corporation ..............          6,470         255,161
                   Green Tree Financial Corporation ..............         14,690         628,916
                   Guidant Corporation ...........................         16,525       1,178,439
                   HBO & Company .................................         47,088       1,659,852
                 + HEALTHSOUTH Corporation .......................         43,910       1,171,848
                   Halliburton Company ...........................         28,823       1,284,425
                   Harcourt General, Inc. ........................          7,746         460,887
                   Harnischfeger Industries, Inc. ................          5,238         148,301
                 + Harrah's Entertainment, Inc. ..................         11,036         256,587
                   Harris Corporation ............................          8,735         390,345
                   Hartford Financial Services Group, Inc. .......         12,916       1,477,268
                   Hasbro Inc. ...................................         14,602         574,041
                   Heinz (H.J.) Company ..........................         40,041       2,247,301
                   Helmerich & Payne, Inc. .......................          5,512         122,642
                   Hercules Inc. .................................         10,401         427,741
                   Hershey Foods Corporation .....................         15,640       1,079,160
                   Hewlett-Packard Company .......................        113,523       6,797,190
                   Hilton Hotels Corporation .....................         27,048         770,868
                   Home Depot, Inc. (The) ........................         80,529       6,688,940
                   Homestake Mining Company ......................         23,143         240,109
                   Honeywell Inc. ................................         13,825       1,155,252
                   Household International, Inc. .................         35,289       1,755,628
                   Houston Industries Inc. .......................         32,407       1,000,566
                 + Humana, Inc. ..................................         18,242         568,922
                   Huntington Bancshares Inc. ....................         21,079         706,147
                   ITT Industries, Inc. ..........................         12,934         483,408
                   Ikon Office Solutions, Inc. ...................         14,839         216,093
                   Illinois Tool Works, Inc. .....................         27,387       1,826,371
                   Inco Limited ..................................         18,195         247,907
                   Ingersoll-Rand Company ........................         18,133         798,985
                   Intel Corporation .............................        185,875      13,777,984
                   International Business Machines Corp. .........        103,338      11,864,494
                   International Flavors & Fragrances Inc. .......         11,811         513,040
                   International Paper Company ...................         33,699       1,449,057
                   Interpublic Group of Companies, Inc. ..........         14,946         907,035
                   Jefferson-Pilot Corporation ...................         11,659         675,493
                   Johnson & Johnson .............................        147,341      10,866,399
                   Johnson Controls, Inc. ........................          9,272         530,243
                   Jostens, Inc. .................................          4,055          97,827
                 + KLA-Tencor Corporation ........................          9,521         263,613
                   Kaufman and Broad Home Corporation ............          4,299         136,493
                   Kellogg Company ...............................         44,846       1,684,528
                   Kerr-McGee Corporation ........................          5,244         303,497
                   KeyCorp Limited ...............................         48,230       1,718,194
                   Kimberly-Clark Corporation ....................         61,061       2,801,173
                 + King World Productions, Inc. ..................          8,027         204,689
                 + Kmart Corporation .............................         53,456       1,029,028
                   Knight-Ridder, Inc. ...........................          8,599         473,482
                 + Kroger Co. (The) ..............................         28,063       1,203,201
                 + LSI Logic Corporation .........................         15,427         355,785
                   Laidlaw Inc. (Class B) ........................         36,008         438,848
                   Lehman Brothers Holdings Inc. .................         12,991       1,007,614
                   Lilly (Eli) & Company .........................        121,369       8,017,940
                   Limited, Inc. (The) ...........................         24,878         824,084
                   Lincoln National Corporation ..................         11,010       1,006,039
                   Liz Claiborne, Inc. ...........................          7,237         378,133
                   Lockheed Martin Corporation ...................         21,430       2,268,901
                   Loews Corporation .............................         12,568       1,094,987
                   Longs Drug Stores Corporation .................          4,252         122,777
                   Louisiana-Pacific Corporation .................         12,035         219,639
                   Lowe's Companies, Inc. ........................         38,322       1,554,436
                   Lucent Technologies, Inc. .....................        143,787      11,961,281
                   MBIA, Inc. ....................................         10,700         801,163
                   MBNA Corporation ..............................         54,909       1,811,997
                   MCI Communications Corporation ................         79,389       4,614,486
                   MGIC Investment Corp. .........................         12,481         712,197
                   Mallinckrodt Inc. .............................          7,983         236,995
                   Manor Care, Inc. ..............................          6,956         267,371
                   Marriott International, Inc. (Class A) ........         27,965         905,367
                   Marsh & McLennan Companies, Inc. ..............         28,127       1,699,895
                   Masco Corporation .............................         18,629       1,127,055
                   Mattel, Inc. ..................................         32,168       1,361,109
                   May Department Stores Company (The) ...........         25,306       1,657,543
                   Maytag Corporation ............................         10,310         509,056
                   McDermott International, Inc. .................          6,580         226,599
                   McDonald's Corporation ........................         75,340       5,198,460
                   McGraw-Hill Companies, Inc. ...................         10,859         885,687
                   Mead Corporation (The) ........................         11,405         362,109
                 + MediaOne Group Inc. ...........................         66,732       2,932,037
                   Medtronic, Inc. ...............................         51,457       3,280,384
                   Mellon Bank Corporation .......................         28,518       1,985,566
                   Mercantile Bancorporation Inc. ................         14,601         735,525
                   Mercantile Stores Company, Inc. ...............          4,019         317,250
                   Merck & Co., Inc. .............................        130,996      17,520,715
                   Meredith Corporation ..........................          5,826         273,458
                   Merrill Lynch & Co., Inc. .....................         37,919       3,498,028
                 + Micron Technology, Inc. .......................         23,315         578,503
                 + Microsoft Corporation++ .......................        270,053      29,266,994
                   Millipore Corporation .........................          4,801         130,827
                   Minnesota Mining & Manufacturing
                     Company .....................................         44,335       3,643,783
                 + Mirage Resorts, Inc. ..........................         19,630         418,364
                   Mobil Corporation .............................         85,637       6,561,935
                   Monsanto Company ..............................         65,640       3,667,635
                   Moore Corporation Limited
                     (NY Registered Shares) ......................          9,705         128,591
                   Morgan (J.P.) & Co., Inc. .....................         19,554       2,290,262
                   Morgan Stanley, Dean Witter,
                     Discover & Co. ..............................         65,758       6,008,637
                   Morton International, Inc. ....................         14,282         357,050
                   Motorola, Inc. ................................         65,503       3,443,001
                   NACCO Industries, Inc. (Class A) ..............            894         115,550
                   Nalco Chemical Company ........................          7,254         254,797
                   National City Corporation .....................         35,976       2,554,296
                 + National Semiconductor Corporation ............         17,994         237,296
                   National Service Industries, Inc. .............          4,651         236,620
                   NationsBank Corporation .......................        104,980       8,030,970
                 + Navistar International Corp. ..................          7,563         218,382
                   New York Times Company
                     (The) (Class A) .............................         10,506         832,601
                   Newell Co. ....................................         17,436         868,531
                   Newmont Mining Corporation ....................         17,123         404,531
                 + Nextel Communications, Inc. (Class A) .........         29,950         745,006
                 + Niagara Mohawk Power Corp. ....................         20,530         306,667
                   Nicor Inc. ....................................          5,303         212,783
                   Nike Inc. (Class B) ...........................         31,534       1,535,312
                   Nordstrom, Inc. ...............................          8,358         645,655
                   Norfolk & Southern Corporation ................         41,509       1,237,487
                   Northern States Power Company .................         16,520         472,885
                   Northern Telecom, Limited .....................         57,027       3,236,282
                   Northern Trust Corporation ....................         12,246         933,757
                   Northrop Grumman Corporation ..................          7,418         764,981
                   Norwest Corporation ...........................         82,940       3,099,882
                 + Novell, Inc. ..................................         38,537         491,347
                   Nucor Corporation .............................          9,650         443,900
                   ONEOK, Inc. ...................................          3,460         137,967
                   Occidental Petroleum Corporation ..............         40,258       1,086,966
                   Omnicom Group, Inc. ...........................         18,657         930,518
                 + Oracle Corporation ............................        106,688       2,620,524
                 + Oryx Energy Company ...........................         11,635         257,424
                   Owens-Corning Fiberglass Corp. ................          5,916         241,447
                 + Owens-Illinois, Inc. ..........................         16,859         754,440
                   PACAAR, Inc. ..................................          8,560         447,260
                   PECO Energy Company ...........................         24,382         711,650
                   PG & E Corporation ............................         41,808       1,319,565
                   PNC Bank Corp. ................................         32,968       1,774,090
                   PP&L Resources, Inc. ..........................         18,364         416,633
                   PPG Industries, Inc. ..........................         19,438       1,352,156
                   PacifiCorp ....................................         32,578         737,077
                   Pall Corporation ..............................         13,600         278,800
                 + Parametric Technology Corporation .............         29,651         804,283
                   Parker-Hannifin Corporation ...................         12,119         462,037
                   Penney (J.C.) Company, Inc. ...................         27,509       1,989,245


                                     12 & 13

                                 Merrill Lynch S&P 500 Index Fund, June 30, 1998

SCHEDULE OF INVESTMENTS (concluded)

Merrill Lynch S&P 500 Index Series (concluded)
--------------------------------------------------------------------------------------------------
                                                                           Shares        Value
                 Issue                                                      Held       (Note 1a)
==================================================================================================
Common             Pennzoil Co. ..................................          5,194   $     262,946
Stocks             Peoples Energy Corporation ....................          3,830         147,934
(concluded)        Pep Boys-Manny, Moe & Jack (The) ..............          6,921         131,066
                   PepsiCo, Inc. .................................        163,411       6,730,491
                   Perkin-Elmer Corporation (The) ................          5,383         334,755
                   Pfizer Inc. ...................................        143,092      15,552,312
                   Pharmacia & Upjohn, Inc. ......................         55,674       2,567,963
                   Phelps Dodge Corporation ......................          6,431         367,773
                   Philip Morris Companies, Inc. .................        266,249      10,483,554
                   Phillips Petroleum Company ....................         28,610       1,378,644
                   Pioneer Hi-Bred International, Inc. ...........         26,719       1,105,499
                   Pitney Bowes Inc. .............................         29,936       1,440,670
                   Placer Dome, Inc. .............................         27,401         321,962
                   Polaroid Corporation ..........................          4,860         172,834
                   Potlatch Corporation ..........................          3,159         132,678
                   Praxair, Inc. .................................         17,256         807,796
                   Procter & Gamble Company (The) ................        146,966      13,383,091
                   Progressive Corporation .......................          7,946       1,120,386
                   Providian Financial Corporation ...............         10,411         817,914
                   Public Service Enterprise Group, Inc. .........         25,375         873,852
                   Pulte Corporation .............................          4,636         138,500
                   Quaker Oats Company (The) .....................         15,149         832,248
                   Ralston Purina Company ........................         11,573       1,351,871
                   Raychem Corporation ...........................          9,188         271,620
                   Raytheon Company (Class B) ....................         37,091       2,193,005
                 + Reebok International Ltd. .....................          6,174         170,943
                   Republic of New York Corp. ....................         11,838         745,054
                   Reynolds Metals Company .......................          7,891         441,403
                   Rite Aid Corporation ..........................         28,246       1,060,990
                   Rockwell International Corporation ............         21,537       1,035,122
                   Rohm & Haas Company ...........................          6,695         695,862
                 + Rowan Companies, Inc. .........................          9,521         185,064
                   Royal Dutch Petroleum Co. .....................
                     (NY Registered Shares) ......................        235,006      12,881,266
                   Rubbermaid Inc. ...............................         16,370         543,279
                   Russell Corporation ...........................          3,988         120,388
                   Ryder System, Inc. ............................          8,145         257,077
                   SBC Communications Inc. .......................        201,530       8,061,200
                   SLM Holding Corporation .......................         18,705         916,545
                 + St. Jude Medical, Inc. ........................          9,173         337,681
                   St. Paul Companies, Inc. (The) ................         25,710       1,081,427
                   Safeco Corporation ............................         15,445         700,817
                   Sara Lee Corporation ..........................         51,191       2,863,497
                   Schering-Plough Corporation ...................         80,407       7,367,291
                   Schlumberger Ltd. .............................         54,667       3,734,439
                   Schwab (Charles) Corporation (The) ............         29,254         950,755
                   Scientific-Atlanta, Inc. ......................          8,636         219,138
                 + Seagate Technology, Inc. ......................         26,638         634,317
                   Seagram Company Ltd. (The) ....................         37,953       1,553,701
                 + Sealed Air Corporation ........................          9,153         336,373
                   Sears, Roebuck and Co. ........................         42,858       2,617,017
                 + Sempra Energy .................................         26,116         724,719
                   Service Corporation International .............         28,056       1,202,901
                   Shared Medical Systems Corporation ............          2,868         210,619
                   Sherwin-Williams Company (The) ................         19,015         629,872
                   Sigma-Aldrich Corporation .....................         11,021         387,113
                 + Silicon Graphics, Inc. ........................         20,691         250,878
                   Snap-on Inc. ..................................          6,487         235,154
                   Sonat Inc. ....................................         12,031         464,697
                   Southern Company (The) ........................         76,430       2,116,156
                   Southwest Airlines Co. ........................         24,457         724,539
                   Spring Industries, Inc. (Class A) .............          2,091          96,447
                   Sprint Corporation ............................         47,185       3,326,542
                   Stanley Works (The) ...........................          9,732         404,486
                   State Street Corporation ......................         17,670       1,228,065
                 + Stone Container Corporation ...................         10,931         170,797
                   Summit Bancorporation (The) ...................         19,456         924,160
                   Sun Company, Inc. .............................         10,280         398,992
                 + Sun Microsystems, Inc. ........................         41,516       1,803,351
                   SunAmerica, Inc. ..............................         21,414       1,229,967
                   SunTrust Banks, Inc. ..........................         23,136       1,881,246
                   SuperValu Stores Inc. .........................          6,610         293,319
                   Synovus Financial Corp. .......................         28,830         684,712
                   Sysco Corporation .............................         36,998         948,074
                   TJX Companies, Inc. ...........................         35,004         844,471
                   TRW Inc. ......................................         13,474         736,017
                   Tandy Corporation .............................         11,099         588,941
                   Tektronix, Inc. ...............................          5,537         195,871
                 + Tele-Communications, Inc. (Class A) ...........         55,567       2,135,857
                 + Tellabs, Inc. .................................         19,969       1,430,280
                   Temple-Inland, Inc. ...........................          6,145         331,062
                 + Tenet Healthcare Corporation ..................         33,783       1,055,719
                   Tenneco, Inc. .................................         18,592         707,658
                   Texaco Inc. ...................................         59,304       3,539,707
                   Texas Instruments Inc. ........................         42,756       2,493,209
                   Texas Utilities Company .......................         30,632       1,275,057
                   Textron Inc. ..................................         17,931       1,285,429
                 + Thermo Electron Corporation ...................         17,462         596,982
                   Thomas & Betts Corporation ....................          6,013         296,140
                   Time Warner, Inc. .............................         64,750       5,532,078
                   Times Mirror Company (The)
                     (Class A) ...................................          9,725         611,459
                   Timken Company (The) ..........................          6,809         209,802
                   Torchmark Corporation .........................         15,371         703,223
                 + Toys 'R' Us, Inc. .............................         30,582         720,588
                   Transamerica Corporation ......................          6,904         794,823
                   Travelers Group, Inc. .........................        126,041       7,641,236
                   Tribune Company ...............................         13,381         920,780
                 + Tricon Global Restaurants, Inc. ...............         16,692         528,928
                   Tupperware Corporation ........................          6,835         192,234
                   Tyco International Ltd. .......................         63,905       4,026,015
                   UNUM Corporation ..............................         15,181         842,545
                 + USAirways Group, Inc. .........................         11,056         876,188
                   US Bancorp ....................................         81,419       3,501,017
                   US West Media Group Inc. ......................         54,893       2,579,990
                   UST, Inc. .....................................         20,343         549,261
                   USX-Marathon Group, Inc. ......................         31,695       1,087,535
                   USX-US Steel Group, Inc. ......................          9,517         314,061
                   Unicom Corp. ..................................         23,772         833,505
                   Unilever N.V. (NY Registered Shares) ..........         70,136       5,536,360
                   Union Camp Corporation ........................          7,598         377,051
                   Union Carbide Corporation .....................         14,926         796,675
                   Union Pacific Corporation .....................         27,084       1,195,081
                   Union Pacific Resources Group Inc. ............         27,515         483,232
                 + Unisys Corporation ............................         27,552         778,344
                   United Healthcare Corporation .................         21,120       1,341,120
                   United States Surgical Corporation ............          8,401         383,296
                   United Technologies Corporation ...............         25,154       2,326,745
                   Unocal Corporation ............................         26,453         945,695
                   V.F. Corporation ..............................         13,366         688,349
                 + Venator Group Inc. ............................         14,755         282,189
                 + Viacom, Inc. (Class A) ........................            434          25,389
                 + Viacom, Inc. (Class B) ........................         38,649       2,251,304
                   Wachovia Corporation ..........................         22,561       1,906,404
                   Wal-Mart Stores, Inc. .........................        246,143      14,953,187
                   Walgreen Co. ..................................         54,433       2,248,763
                   Warner-Lambert Company ........................         89,813       6,230,777
                   Washington Mutual Savings Bank ................         42,424       1,842,792
                   Waste Management Inc. .........................         52,124       1,824,340
                   Wells Fargo & Company .........................          9,354       3,451,626
                   Wendy's International, Inc. ...................         14,388         338,118
                 + Western Atlas Inc. ............................          5,964         506,194
                   Westvaco Corporation ..........................         11,144         314,818
                   Weyerhaeuser Company ..........................         21,807       1,007,211
                   Whirlpool Corporation .........................          8,279         569,181
                   Willamette Industries, Inc. ...................         12,166         389,312
                   Williams Companies, Inc. (The) ................         46,464       1,568,160
                   Winn-Dixie Stores, Inc. .......................         16,315         835,124
                 + WorldCom Inc. .................................        113,113       5,478,911
                   Worthington Industries, Inc. ..................         10,565         158,475
                   Wrigley (Wm.) Jr. Company (Class B) ...........         12,690       1,243,620
                   Xerox Corporation .............................         35,973       3,655,756
                 ---------------------------------------------------------------------------------
                   Total Common Stocks (Cost--$829,147,561)--97.5%                    984,260,092
==================================================================================================

                     Face
                    Amount                              Short-Term Obligations
==================================================================================================
Commercial       $27,722,000     CIT Group Holdings, Inc., 6.50% due 7/01/1998         27,722,000
Paper*
==================================================================================================
                 Total Short-Term Obligations (Cost--$27,722,000)--2.8%                27,722,000
==================================================================================================
                 Total Investments (Cost--$856,869,561)--100.3%                     1,011,982,092
                 Variation Margin on Financial Futures Contracts**--(0.0%)               (198,815)
                 Liabilities in Excess of Other Assets--(0.3%)                         (2,695,358)
                                                                                   --------------
                 Net Assets--100.0%                                                $1,009,087,919
                                                                                   ==============
==================================================================================================

                 +   Non-income producing security.
                 ++  Portion of securities held as collateral for open
                     financial futures contracts.
                 *   Commercial Paper is traded on a discount basis; the
                     interest rate shown is the discount rate paid at the time of purchase by the Fund.
                 **  Financial futures contracts purchased as of June 30,
                     1998 were as follows:

                 ---------------------------------------------------------------
                 Number of                        Expiration          Value
                 Contracts         Issue             Date        (Notes 1a & 1b)
                 ---------------------------------------------------------------
                    89      S&P 500 Stock Index  September 1998    $25,431,750
                 ---------------------------------------------------------------
                 Total Financial Futures Contracts
                 Purchased (Total Contract Price--$24,973,190)     $25,431,750
                                                                   ===========
                 ---------------------------------------------------------------

                 See Notes to Financial Statements.


                                     14 & 15

                                 Merrill Lynch S&P 500 Index Fund, June 30, 1998

STATEMENT OF ASSETS AND LIABILITIES

MERRILL LYNCH
S&P 500
INDEX SERIES     As of June 30, 1998
================================================================================================================================
Assets:          Investments, at value (identified cost--$856,869,561) (Note 1a) ..............                   $1,011,982,092
                 Cash .........................................................................                              420
                 Receivables:
                   Contributions ..............................................................    $   2,807,520
                   Dividends ..................................................................          957,244
                   Securities sold ............................................................          163,455       3,928,219
                 Deferred organization expenses (Note 1e) .....................................    -------------          13,247
                                                                                                                  --------------
                 Total assets .................................................................                    1,015,923,978
                                                                                                                  --------------
================================================================================================================================
Liabilities:     Payables:
                   Securities purchased .......................................................        3,651,984
                   Withdrawals ................................................................        2,799,251
                   Variation margin (Note 1b) .................................................          198,815
                   Investment adviser (Note 2) ................................................           42,249       6,692,299
                                                                                                   -------------
                 Accrued expenses and other liabilities .......................................                          143,760
                                                                                                                  --------------
                 Total liabilities ............................................................                        6,836,059
                                                                                                                  --------------
================================================================================================================================
Net Assets:      Net assets ...................................................................                   $1,009,087,919
                                                                                                                  ==============
================================================================================================================================
Net Assets       Partners' capital ............................................................                   $  853,516,828
Consist of:      Unrealized appreciation on investments--net ..................................                      155,571,091
                                                                                                                  --------------
                 Net assets ...................................................................                   $1,009,087,919
                                                                                                                  ==============
================================================================================================================================

STATEMENT OF OPERATIONS

MERRILL LYNCH
S&P 500
INDEX SERIES        For the Six Months Ended June 30, 1998
=============================================================================================================================
Investment          Dividends (net of $9,189 foreign withholding tax) .........................                 $   5,525,767
Income              Interest and discount earned ..............................................                     1,271,379
(Notes 1c & 1d):    Other .....................................................................                        37,315
                                                                                                               --------------
                    Total income ..............................................................                     6,834,461
                                                                                                               --------------
=============================================================================================================================
Expenses:           Investment advisory fees (Note 2) .........................................  $    198,355
                    Accounting services (Note 2) ..............................................       129,265
                    Custodian fees ............................................................        47,866
                    Pricing fees ..............................................................         5,825
                    Professional fees .........................................................         2,796
                    Trustees' fees and expenses ...............................................         2,678
                    Amortization of organization expenses (Note 1e) ...........................         1,440
                    Other .....................................................................           305
                                                                                                 ------------
                    Total expenses ............................................................                       388,530
                                                                                                               --------------
                    Investment income--net ....................................................                     6,445,931
                                                                                                               --------------
=============================================================================================================================
Realized &          Realized gain from investments--net .......................................                     7,770,390
Unrealized          Change in unrealized appreciation on investments--net .....................                   109,520,216
Gain on                                                                                                        --------------
Investments--       Net Increase in Net Assets Resulting from Operations ......................                $  123,736,537
Net (Notes 1b,                                                                                                 ==============
1d & 3):
=============================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS

MERRILL LYNCH                                                                                  For the Six       For the Period
S&P 500                                                                                        Months Ended     April 3, 1997+ to
INDEX SERIES     Increase (Decrease) in Net Assets:                                           June 30, 1998     December 31, 1997
================================================================================================================================
Operations:      Investment income--net ....................................................   $    6,445,931     $    5,923,564
                 Realized gain on investments--net .........................................        7,770,390         20,857,044
                 Change in unrealized appreciation on investments--net .....................      109,520,216         46,050,875
                                                                                               --------------     --------------
                 Net increase in net assets resulting from operations ......................      123,736,537         72,831,483
                                                                                               --------------     --------------
================================================================================================================================
Net Capital      Increase in net assets derived from net capital contributions .............      282,550,881        529,969,018
Contributions:                                                                                 --------------     --------------
================================================================================================================================
Net Assets:      Total increase in net assets ..............................................      406,287,418        602,800,501
                 Beginning of period .......................................................      602,800,501                 --
                                                                                               --------------     --------------
                 End of period .............................................................   $1,009,087,919     $  602,800,501
                                                                                               ==============     ==============
================================================================================================================================

FINANCIAL HIGHLIGHTS



MERRILL LYNCH    The following ratios have been derived from information                       For the Six      For the Period
S&P 500          provided in the financial statements.                                         Months Ended    April 3, 1997+ to
INDEX SERIES                                                                                  June 30, 1998    December 31, 1997
================================================================================================================================
Ratios to        Expenses, net of reimbursement ............................................           .10%*                 .12%*
Average                                                                                       ============          ============
Net Assets:      Expenses ..................................................................           .10%*                 .17%*
                                                                                              ============          ============
                 Investment income--net ....................................................          1.62%*                1.99%*
                                                                                              ============          ============
================================================================================================================================
Supplemental     Net assets, end of period (in thousands) ..................................  $  1,009,088          $    602,801
Data:                                                                                         ============          ============
                 Portfolio turnover ........................................................          4.44%                24.31%
                                                                                              ============          ============
================================================================================================================================

                 +  Commencement of operations.
                 *  Annualized.

                 See Notes to Financial Statements.


                                     16 & 17

                                 Merrill Lynch S&P 500 Index Fund, June 30, 1998

NOTES TO FINANCIAL STATEMENTS

MERRILL LYNCH
S&P 500
INDEX SERIES

1. Significant Accounting Policies:

Merrill Lynch S&P 500 Index Series (the "Series") is part of Merrill Lynch Index Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940 and is organized as a Delaware business trust. These unaudited financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The following is a summary of significant accounting policies followed by the Series.

(a) Valuation of investments--Portfolio securities which are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued or, lacking any sales, at the closing bid price. Securities traded in the over-the-counter market are valued at the last quoted bid price at the close of trading on the New York Stock Exchange on each day by brokers that make markets in the securities. Securities traded in the NASDAQ National Market System are valued at the last sale price prior to the time of valuation. Portfolio securities which are traded both on the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the over-the-counter market, the last asked price. Options purchased are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the over-the-counter market, the last bid price. Other investments, including futures contracts and related options, are stated at market value. Short-term securities are valued at amortized cost, which approximates market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Trust's Board of Trustees.

(b) Derivative financial instruments--The Series may engage in various portfolio investment techniques to provide liquidity, or in connection with the Series' arbitrage strategies. Losses may rise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts--The Series may purchase or sell financial futures contracts and options on such futures contracts as a proxy for a direct investment in securities underlying the Series' index. Upon entering into a contract, the Series deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options--The Series is authorized to purchase and write call and put options. When the Series writes an option, an amount equal to the premium received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

(c) Income taxes--The Series is classified as a partnership for Federal income tax purposes. As a partnership for Federal income tax purposes, the Series will not incur Federal income tax liability. Items of partnership income, gain, loss and deduction will pass through to investors as partners in the Series. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(d) Security transactions and investment income--Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Dividend income is recorded on the ex-dividend dates. Interest income (including amortization of discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(e) Deferred organization expenses--Deferred organization expenses are charged to expense on a straight-line basis over a period not exceeding five years.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Series has entered into an Investment Advisory Agreement with Merrill Lynch Asset Management, L.P. ("MLAM"). The general partner of MLAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

MLAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Series pays a monthly fee at an annual rate of 0.05% of the average daily value of the Series' net assets.

Accounting services are provided to the Series by MLAM at cost.

Certain officers and/or trustees of the Series are officers and/or directors of MLAM, PSI, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 1998 were $318,932,892 and $34,114,941, respectively.

Net realized gains for the six months ended June 30, 1998 and unrealized gains as of June 30, 1998 were as follows:

--------------------------------------------------------------------------------
                                                   Realized          Unrealized
                                                     Gains              Gains
--------------------------------------------------------------------------------
Long-term investments ....................       $  6,378,244       $155,112,531
Financial futures contracts ..............          1,392,146            458,560
                                                 ------------       ------------
Total ....................................       $  7,770,390       $155,571,091
                                                 ============       ============
--------------------------------------------------------------------------------

As of June 30, 1998, net unrealized appreciation for Federal income tax purposes aggregated $155,112,531, of which $173,095,004 related to appreciated securities and $17,982,473 related to depreciated securities. At June 30, 1998, the aggregate cost of investments for Federal income tax purposes was $856,869,561.


                                     18&19

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch
Index Funds, Inc.
Box 9011
Princeton, NJ
08543-9011                                                         Index 4--6/98

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